Related Party Information (Tables)	6 Months Ended
Jun. 30, 2016
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

These transactions with the FCA Group are reflected in the Company’s condensed consolidated statements of operations as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
	(in millions)		(in millions)
Net sales	$227	$209	$416	$411
Cost of goods sold	$129	$136	$242	$255
Selling, general and administrative expenses	$38	$42	$74	$81

	June 30, 2016	December 31, 2015
	(in millions)
Trade receivables	$27	$14
Trade payables	$125	$136

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
	(in millions)		(in millions)
Net sales	$187	$181	$364	$379
Cost of goods sold	$142	$83	$244	$178

	June 30, 2016	December 31, 2015
	(in millions)
Trade receivables	$132	$72
Trade payables	$129	$156